Basis of Preparation - Summary of Original Measurement Categories under IAS 39 and New Measurement Categories under IFRS 9 for Each Class of Company's Financial Assets (Detail)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalent [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Original Classification under IAS 39	Loans and receivables
New Classification under IFRS 9	Amortized cost
Accounts Receivable [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Original Classification under IAS 39	Loans and receivables
New Classification under IFRS 9	Amortized cost
Settlement receivables [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Original Classification under IAS 39	Fair value - non-hedge derivative instrument
New Classification under IFRS 9	FVPL
Copper put option contracts [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Original Classification under IAS 39	Fair value - non-hedge derivative instrument
New Classification under IFRS 9	FVPL
Marketable securities [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Original Classification under IAS 39	Available-for-sale
New Classification under IFRS 9	FVOCI
Investment in subscription receipts [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Original Classification under IAS 39	Available-for-sale
New Classification under IFRS 9	FVOCI
Reclamation deposits [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Original Classification under IAS 39	Available-for-sale
New Classification under IFRS 9	FVOCI
Restricted cash [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Original Classification under IAS 39	Loans and receivables
New Classification under IFRS 9	Amortized cost